Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized tax benefit — beginning of year	$ 191.2	$ 174.7	$ 132.4	$ 162.9
Additions for current year tax positions	21.9	4.1	5.7
Additions for prior year tax positions	6.3	5.3	0
Reductions for prior year tax positions	(5.1)	0	(5.8)
Settlements	(1.5)	(0.4)	(0.8)
Reductions due to expirations of statute of limitations	(5.1)	(11.8)	(29.6)
Addition due to acquisition	0	45.1	0
Unrecognized tax benefit — end of year	$ 191.2	$ 174.7	$ 132.4	$ 162.9